Victory SP 500 Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	21.77%	13.43%	12.24%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	24.16%	13.51%	12.04%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	24.63%	14.03%	12.63%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.43%	11.74%	9.97%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.71%	10.91%	9.62%